STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Common Stock Amount	Additional Paid-in Capital	Accumulated Deficit	Total
Balance (inception) shares issued for organization services - officers compensation at Dec. 15, 2014	6,000,000	6,000			6,000
Net loss				$ (6,610)	$ (6,610)
Balance at Dec. 31, 2014	6,000,000	6,000		(6,610)	(610)
Shares issued for intangible and tangible assets - January 15, 2015	3,000,000	3,000	21,000		24,000
Shares issued pursuant to registered offering - December 11, 2015	6,000,000	6,000	54,000		60,000
Deferred offering costs - additional paid in capital offset upon close of registered offering December 11, 2015			$ (22,140)		$ (22,140)
Net loss				$ (110,890)	$ (110,890)
Balance at Dec. 31, 2015	15,000,000	15,000	52,860	(117,500)	(49,640)